CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 883,369	$ 126,888	¥ 1,519,146
Restricted cash	84,374	12,120	46,100
Short-term investments	774,736	111,284	1,099,394
Accounts receivable, net	28,527	4,098	7,436
Advance to suppliers	87,289	12,538	48,516
Inventories, net	428,322	61,524	675,543
Amounts due from related parties	6,830	981	377
Prepaid expenses and other current assets	567,432	81,507	410,439
Total current assets	2,860,879	410,940	3,806,951
Non-current assets:
Property, equipment and software, net	45,344	6,513	36,954
Long-term Investments	198,860	28,565	16,999
Deferred tax assets	97,792	14,047	56,640
Operating lease right of use assets, net	43,043	6,183
Other non-current assets	56,281	8,084	1,255
Total non-current assets	441,320	63,392	111,848
Total assets	3,302,199	474,332	3,918,799
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB 2,892,823 and RMB 3,665,225 as of December 31, 2018 and 2019, respectively)
Accounts payable	741,959	106,576	1,432,274
Deferred revenue	181,828	26,118	546,975
Incentive payables to members	384,486	55,228	421,945
Refund payable to members	26,883	3,862	396,024
Member management fees payable	78,355	11,255	108,384
Other payable and accrued liabilities	349,111	50,147	197,962
Amounts due to related parties	18,296	2,628	11,445
Operating lease liabilities - current	17,559	2,522
Total current liabilities	1,798,477	258,336	3,115,009
Non-current liabilities
Operating lease liabilities – non-current	27,734	3,984
Deferred tax liabilities	11,329	1,627	197
Total non-current liabilities	39,063	5,611	197
Total liabilities	1,837,540	263,947	3,115,206
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			4,914,048
Shareholders' (deficit)/equity
Ordinary shares (US$0.000005 par value 9,104,783,248 and 20,000,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 1,151,400,000 shares issued and outstanding as of December 31, 2018; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2019; 1,179,445,572 Class A ordinary shares and 949,960,000 Class B ordinary shares outstanding as of December 31, 2019)	70	10	36
Additional paid-in capital	7,255,404	1,042,174
Statutory reserve	11,633	1,671	8,504
Accumulated other comprehensive income	88,863	12,764	55,565
Less: Treasury stock (nil and 29,385,650 shares as of December 31, 2018 and 2019, respectively)	(96,669)	(13,886)
Accumulated deficit	(5,805,332)	(833,884)	(4,180,922)
Total Yunji Inc. shareholders' (deficit)/equity	1,453,969	208,849	(4,116,817)
Non-controlling interests	10,690	1,536	6,362
Total shareholders' (deficit)/equity	1,464,659	210,385	(4,110,455)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	¥ 3,302,199	$ 474,332	3,918,799
Series Seed Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			1,977,336
Series A Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			2,090,722
Series B Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			708,609
Series B Plus Convertible Redeemable Preferred Shares [Member]
Mezzanine equity
Total mezzanine equity			¥ 137,381